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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended December 31, 2004

If amended report check here          |_|           Amended Number:  _______

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        February 15, 2005  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            34
                                              --------------

Form 13F Information Table Value Total:         $537,426
                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
                             TITLE            FAIR                                 INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 OF     CUSIP   MARKET          SHARE           SOLE SHARED NONE MANAGERS  SOLE  SHARED  NONE
                             CLASS   NUMBER   VALUE (000's)   AMOUNT (00's)  (A)   (B)   ( C )          (A)    (B)    ( C )
Ampco Pittsburgh             COM   032037103            11,793          8,078SOLE                       X
Astec Industries Inc.        COM   046224101            33,162         19,269SOLE                       X
Automatic Data Proc.         COM   053015103            24,753          5,581SOLE                       X
CDI Corp.                    COM   125071100             2,131            997SOLE                       X
Central Fund CDA             COM   153501101             6,957         12,719SOLE                       X
Corning Inc.                 COM   219350105               459            390SOLE                       X
CPI Corp.                    COM   125902106            21,838         16,069SOLE                       X
Dixie Group Inc              COM   255519100             2,182          1,296SOLE                       X
Eastman Kodak                COM   277461109            14,901          4,620SOLE                       X
Evans & Sutherland           COM   299096107             2,866          4,112SOLE                       X
Graham Corp.                 COM   384556106             2,162          1,462SOLE                       X
Great Lakes Chemical         COM   390568103            15,632          5,487SOLE                       X
Helmerich & Payne            COM   423452101            29,155          8,565SOLE                       X
Imation Corp.                COM   45245A107            13,850          4,351SOLE                       X
Japan Sm. Cap. Fund          COM   47109U104            17,739         14,661SOLE                       X
Layne Christensen            COM   521050104            25,475         14,036SOLE                       X
Learning Tree                COM   522015106             3,410          2,545SOLE                       X
Lesco Inc.                   COM   526872106             1,949          1,512SOLE                       X
Martin Marietta Mtrls.       COM   573284106            24,885          4,638SOLE                       X
Maxwell Technologies         COM   577767106            23,136         22,817SOLE                       X
Maytag Corp.                 COM   578592107            12,765          6,050SOLE                       X
Myers Industries Inc.        COM   628464109            13,047         10,193SOLE                       X
Newmont Mining               COM   651639106             5,971          1,345SOLE                       X
NS Group Inc.                COM   628916108            35,726         12,851SOLE                       X
Parlex Corp.                 COM   701630105             7,389          9,852SOLE                       X
Phelps Dodge Corp.           COM   717265102            14,862          1,502SOLE                       X
Powell Industries Inc        COM   739128106               282            153SOLE                       X
Readers Digest               COM   755267101            27,143         19,513SOLE                       X
Regal Beloit                 COM   758750103            12,693          4,438SOLE                       X
Sonoco Products              COM   835495102            24,699          8,330SOLE                       X
Spectrum Control             COM   847615101               420            579SOLE                       X
Tidewater Inc                COM   886423102            28,579          8,025SOLE                       X
Transocean Inc.              COM   G90078109            69,319         16,353SOLE                       X
Trinity Industries Inc.      COM   896522109             6,094          1,788SOLE                       X